Equity - Summary of Classes of Preferred and Common Shares Outstanding (Parenthetical) (Detail) - $ / shares	3 Months Ended		6 Months Ended
	Apr. 30, 2021	Oct. 31, 2020	Apr. 30, 2021
Disclosure of classes of share capital [line items]
Common stock conversion price	$ 5.00		$ 5.00
Number of shares issued	826,580		826,580
Common shares [member]
Disclosure of classes of share capital [line items]
Number of shares	647,328,824	645,889,396	647,328,824
Number of shares issued	419,220		419,220
Stock options issued, convertible shares	0		0
Common shares [member] | Stock Option Plan [member]
Disclosure of classes of share capital [line items]
Stock options issued, convertible shares	6,581,492	(6,446,110)
Treasury shares [member]
Disclosure of classes of share capital [line items]
Number of shares	39,882	(652,730)	39,882